Acquisitions and Divestitures - Summary of Fair Value Assessment of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2014	Apr. 30, 2013	Sep. 06, 2013	Aug. 30, 2013	May 01, 2012	Sep. 28, 2012	Jul. 31, 2012	Dec. 31, 2012	Mar. 25, 2014	Jul. 01, 2014
Louisiana [Member]
Business Acquisition [Line Items]
Oil and gas properties	$ 72,141	$ 68,887
Asset retirement obligations	(271)	(1,789)
Total identifiable net assets	71,870	67,098
East Texas Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties			9,974
Asset retirement obligations			(78)
Total identifiable net assets			9,896
Rockies Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties				20,744
Asset retirement obligations				(1,163)
Accrued liabilities				(118)
Total identifiable net assets				19,463
Undisclosed Seller Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties					115,633
Asset retirement obligations					(1,592)
Revenue Payable					(1,602)
Accrued liabilities					(297)
Total identifiable net assets					112,142
Goodrich Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties						91,187
Prepaid expenses and other current assets						425
Asset retirement obligations						(161)
Revenue Payable						(875)
Accrued liabilities						(153)
Total identifiable net assets						90,423
Menemsha Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties							75,114
Asset retirement obligations							(408)
Total identifiable net assets							74,706
Other Acquisitions [Member]
Business Acquisition [Line Items]
Oil and gas properties								77,764
Asset retirement obligations								(4,558)
Total identifiable net assets								73,206
MEMP [Member] | Eagle Ford Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties									168,606
Asset retirement obligations									(285)
Accrued liabilities									(250)
Total identifiable net assets									168,071
MEMP [Member] | Wyoming Acquisition [Member]
Business Acquisition [Line Items]
Oil and gas properties										930,168
Asset retirement obligations										(3,980)
Revenue Payable										(375)
Accrued liabilities										(19,693)
Total identifiable net assets										$ 906,120